Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock options
Number of options
Outstanding at beginning of the year (in shares)	290,614,107
Granted (in shares)	72,757,400
Forfeited (in shares)	(36,721,500)
Exercised (in shares)	(1,970,650)	(13,564,950)
Outstanding at end of the year (in shares)	324,679,357
Exercisable on end of the year (in shares)	160,621,328
Vested or expected to vest (in shares)	324,679,357
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.02
Granted (in dollars per share)	0.00
Forfeited (in dollars per share)	0.00
Exercised (in dollars per share)	0.02
Outstanding at end of the year (in dollars per share)	0.02
Exercisable on end of the year (in dollars per share)	0.05
Vested or expected to vest (in dollars per share)	0.02
Weighted average grant date fair value
Granted (in dollars per share)	$ 0.03	$ 0.1
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)	$ 30,297	$ 1,437,435
Unrecognized compensation cost related to non-vested stock options	$ 9,440,523
Weighted-average recognition period for unrecognized compensation cost	3 years 7 days
Share-based compensation expense	$ 1,255,165	1,428,823
Restricted share units
Number of options
Vested or expected to vest (in shares)	32,252,454
Weighted average exercise price
Vested or expected to vest (in dollars per share)	$ 0.20
Aggregate intrinsic value
Weighted-average recognition period for unrecognized compensation cost	1 year 6 months 10 days
Share-based compensation expense	$ 882,184	$ 907,541